Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions and Balances	Nature of relationships with related parties
Name	Relationship with the Group
New Harvest Investment Holdings Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Top Pride International Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Mr. Sit Hon	Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Mr. Ngai Kwan	Director of the Company since August 7, 2024
Pride River Limited	Controlling shareholder of the Company
Transactions with related parties
		For the six months ended June 30,
Name	Nature	2025	2024	2023
		(Unaudited)	(Unaudited)	(Unaudited)
New Harvest Investment Holdings Limited(1)	Lease expense of the office premise	$—	$38,368	$38,268
Top Pride International Limited(2)	Lease expense of the warehouse	—	—	21,047
Mr. Sit Hon(3)	Transfer of life insurance policies	—	817,470	—

(1)	The amount for the six months ended June 30, 2024 and 2023 represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount represented the lease expense till October 29, 2024, the date that New Harvest ceased to be a related party of the Group.

(2)	The amount for the six months ended June 30, 2023 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract since 2024.

(3)	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal.
Balances with related parties
		As of
Name	Nature	June 30, 2025	December 31, 2024
		(Unaudited)	(Audited)
Pride River Limited (4)	Amount due from a related party	$2,092	$—
Mr. Ngai Kwan(5)	Amount due from a related party	—	10,000

(4)	The outstanding balance as of June 30, 2025, represented the general and administrative expenses paid by the Group on behalf of Pride River Limited. The balance was interest-free, unsecured, and repayable on demand.

(5)	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled.